Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 14, 2022	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt issuance cost, net	$ (45)					$ (48)
Total	5,750					6,529
Short-term borrowings	0					52
Total debt	5,795					6,577
Secured Debt
Debt Instrument [Line Items]
Principal	61
Debt issuance cost, net	0
Short-term borrowings	61
Senior Notes
Debt Instrument [Line Items]
Principal	4,603					5,393
Debt issuance cost, net	(26)					(36)
Total	4,578					5,357
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal	320	€ 300	$ 197	€ 200		566
Debt issuance cost, net	(1)					(3)
Total	$ 319					$ 564
Stated interest rate on debt (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 700		$ 400			$ 1,100
Debt issuance cost, net	(3)					(7)
Total	$ 697					$ 1,093
Stated interest rate on debt (as a percent)	6.50%	6.50%	6.50%	6.50%		6.50%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal	$ 750					$ 750
Debt issuance cost, net	(5)					(6)
Total	$ 745					$ 744
Stated interest rate on debt (as a percent)	4.125%	4.125%				4.125%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 800	€ 750				$ 849
Debt issuance cost, net	(4)					(5)
Total	$ 796					$ 844
Stated interest rate on debt (as a percent)	3.50%	3.50%				3.50%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750					$ 750
Debt issuance cost, net	(4)					(5)
Total	$ 746					$ 745
Stated interest rate on debt (as a percent)	6.25%	6.25%				6.25%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 533	€ 500				$ 566
Debt issuance cost, net	(3)					(4)
Total	$ 530					$ 562
Stated interest rate on debt (as a percent)	2.375%	2.375%				2.375%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750	€ 750				$ 750
Debt issuance cost, net	(5)					(6)
Total	$ 745					$ 744
Stated interest rate on debt (as a percent)	5.25%	5.25%				5.25%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal	$ 61					$ 61
Debt issuance cost, net	0					0
Total	$ 61					$ 61
Stated interest rate on debt (as a percent)	5.35%	5.35%				5.35%
Term loan | Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Principal	$ 1,067					$ 1,133
Debt issuance cost, net	(9)					(12)
Long-term debt, Total	1,058					1,121
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	5,735					6,525
Debt issuance cost, net	(45)					(48)
Long-term debt, Total	5,690					6,477
Revolving Credit Facility | Other non-current assets
Debt Instrument [Line Items]
Debt issuance cost, net	(9)					$ (17)
Revolving Credit Facility | U.S. Dollar Revolving Credit Facility A due July 2027
Debt Instrument [Line Items]
Principal	65
Debt issuance cost, net	(10)
Long-term debt, Total	$ 55